CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 15,075	$ 72,822
Prepaid expenses	32,200	51,166
Total current assets	47,275	123,988
Other assets
Mineral Rights	6,196,114	6,000,000
Total other assets	6,196,114	6,000,000
Total assets	6,243,389	6,123,988
Current liabilities
Accounts payable	143,939	50,373
Accounts payable – related party	30,006	0
Notes payable	106,210	0
Total current liabilities	280,155	50,373
Long term liabilities
Warrant liability	999,820	1,024,208
Total long term liabilities	999,820	1,024,208
Total liabilities	1,279,975	1,074,581
Stockholders' equity
Preferred stock, $.0001 par value, 5,000,000 shares authorized, none outstanding	0	0
Common stock - $0.0001 par value; 250,000,000 shares authorized, 136,091,400 and 119,858,700 issued and outstanding	13,609	11,986
Additional paid in capital	16,652,603	16,056,561
Accumulated deficit	(11,702,798)	(11,019,140)
Total stockholders' equity	4,963,414	5,049,407
Total liabilities and stockholders' equity	$ 6,243,389	$ 6,123,988